Putnam
Real Estate
Opportunities
Fund

PERIOD ENDED
February 5, 1997

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

As you know from our communication to you at the end of January, Putnam Real Estate Opportunities Fund was liquidated as of February 5, 1997. This report represents the fund's final accounting to shareholders.

During its two-year life, the fund delivered competitive returns, an accomplishment of which its management team should be justly proud. The fund's shareholders -- drawn from Putnam trustees, officers, employees, and relatives residing in Massachusetts -- should be similarly pleased, given the positive return on their investment.

Putnam's decision to liquidate the fund rather than offer it to a national base of investors was not made lightly, especially considering its splendid record. In the end, however, it was determined that interest in this type of fund is currently too limited to justify a national launch. Making such marketing determinations is as much a part of Putnam's incubated fund program as are testing an investment strategy's validity and developing an investment concept's track record.

We appreciate your participation in the incubated fund program and hope you will consider taking part in similar opportunities in the future.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 16, 1997



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Real Estate Opportunities Fund is designed for investors seeking capital growth and current income by investing primarily in equity securities issued by companies principally engaged in the real estate industries.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 2/5/97*
                                                             S&P 500  NAREIT
                                               NAV     POP    Index   Index
------------------------------------------------------------------------------
6 months                                     20.32%  18.05%  22.52%   22.03%
------------------------------------------------------------------------------
1 year                                       29.16   26.67   26.15    32.73
------------------------------------------------------------------------------
Life of fund
(since 1/3/95)                               60.57   56.96   31.65    36.50
Annual average                               25.41   24.03   26.66    30.66
------------------------------------------------------------------------------

*Performance of fund is as of 2/5/97, the liquidation date.


TOTAL RETURN FOR PERIODS ENDED 12/31/96
(most recent calendar quarter)
                                                              NAV     POP
------------------------------------------------------------------------------
6 months                                                    23.00%  15.88%
------------------------------------------------------------------------------
1 year                                                      32.42   24.80
------------------------------------------------------------------------------
Life of fund
(since 1/3/95)                                              60.15   50.92
Annual average                                              26.55   22.85
------------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge.



PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/5/97
------------------------------------------------------------------------------
Distributions (number)             2
------------------------------------------------------------------------------
Income                        $0.428
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                      2.836
------------------------------------------------------------------------------
Short-term                     0.769
------------------------------------------------------------------------------
   Total                      $4.033
------------------------------------------------------------------------------
Share value:              NAV        POP
------------------------------------------------------------------------------
08/31/96               $10.67     $11.32
------------------------------------------------------------------------------
02/05/97                 8.77       9.31
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

The National Association of Real Estate Investment Trusts (NAREIT) Index* is based upon the last closing price of the month for all tax-qualified REITs listed on the major U.S. stock exchanges. The data are market weighted and the total return calculation is based upon the weightings at the beginning of period. Dividends are included in the month based upon their payment date.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Statement of assets and liabilities
February 5, 1997 (Unaudited)

Assets
------------------------------------------------------------------------------------
Cash                                                                        $  9,492
------------------------------------------------------------------------------------
Total assets                                                                   9,492

Liabilities
------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                   9,492
------------------------------------------------------------------------------------
Total liabilities                                                              9,492
------------------------------------------------------------------------------------
Net assets                                                                  $     --
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Period ended February 5, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends                                                                                 $ 54,731
--------------------------------------------------------------------------------------------------
Interest                                                                                     4,389
--------------------------------------------------------------------------------------------------
Total investment income                                                                     59,120

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                             6,624
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               1,830
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                              823
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                13
--------------------------------------------------------------------------------------------------
Registration fees                                                                                5
--------------------------------------------------------------------------------------------------
Legal                                                                                        1,324
--------------------------------------------------------------------------------------------------
Other                                                                                           78
--------------------------------------------------------------------------------------------------
Total expenses                                                                              10,697
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (2,298)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                 8,399
--------------------------------------------------------------------------------------------------
Net investment income                                                                       50,721
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                           660,661
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                              (261,776)
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                    398,885
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      $449,606
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                       Period ended         Year ended
                                                                                         February 5          August 31
                                                                                              1997*               1996
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $   50,721         $  108,420
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                            660,661            119,044
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                                  (261,776)           129,870
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        449,606            357,334
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                                  (88,793)           (99,920)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                      (792,703)           (13,451)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                             (1,780,663)           139,394
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                  (2,212,553)           383,357

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       2,212,553          1,829,196
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $0 and $52,791, respectively)                                                  $       --         $2,212,553
----------------------------------------------------------------------------------------------------------------------

*  Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
----------------------------------------------------------------------------------------------------------------
                                                          For the period                Year      For the period
Per-share                                                   ended Feb. 5               ended        Jan. 3, 1995+
operating performance                                         (Unaudited)            Aug. 31          to Aug. 31
----------------------------------------------------------------------------------------------------------------
                                                                    1997++              1996                1995
----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                               $10.67               $9.49               $8.50
----------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------
Net investment income                                                .22                 .54 (d)             .30(d)
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                 1.91                1.23                 .69
----------------------------------------------------------------------------------------------------------------
Total from
investment operations                                               2.13                1.77                 .99
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------
From net
investment income                                                   (.43)               (.52)                 --
----------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                     (3.60)               (.07)                 --
----------------------------------------------------------------------------------------------------------------
Total distributions                                                (4.03)               (.59)                 --
----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                      $8.77              $10.67               $9.49
----------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                          20.32*              19.53               11.65*
----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $2,517              $2,213              $1,829
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                            .44*                .98(d)              .48(d)*
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                           2.08*               5.40(d)             3.52(d)*
----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              5.75*              28.19                5.35*
----------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                     $.0211              $.0360
----------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Reflects an expense limitation in effect during the period. (Note 2) As a result of such limitation, expenses for the fund for the period ended August 31, 1996 and August 31, 1995 reflect a reduction of $0.10 and $0.21 per share, respectively.

 ++ Information presented excludes the impact of shareholder liquidation (Note 5).



Notes to financial statements
February 5, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Real Estate Opportunities Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The objective of the fund is to seek capital growth and current income by investing primarily in equity securities issued by companies in real estate industries. On December 27, 1996 the Trustees voted to liquidate the fund effective February 5, 1997.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

B) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of not-taxable dividends. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended February 5, 1997, the fund reclassified $14,719 to decrease undistributed net investment income and $10,590 to decrease paid-in-capital, with a decrease to distribution in excess of gains on investments of $25,309. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

C) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

D) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses were being amortized on projected net asset levels over a five-year period. Putnam Management reimbursed the fund for the remaining unamortized organization expenses at liquidation date.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of any excess thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through February 5, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended February 5, 1997, fund expenses were reduced by $2,298 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $100 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments to the Plan.

Note 3
Purchase and sales of securities

During the period ended February 5, 1997, purchases and sales of investment securities other than short-term investments aggregated $109,186 and $2,611,764, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 5, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                          Period ended
                                        February 5, 1997
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                          18,548     $    211,691
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        77,064          675,851
------------------------------------------------------------
                                     95,612          887,542

Shares
repurchased                        (302,937)      (2,668,205)
------------------------------------------------------------
Net decrease                       (207,325)    $ (1,780,663)
------------------------------------------------------------

                                           Year ended
                                        August 31, 1996
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                           3,279         $ 33,628
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        12,125          113,370
------------------------------------------------------------
                                     15,404          146,998

Shares
repurchased                            (781)          (7,604)
------------------------------------------------------------
Net increase                         14,623         $139,394
------------------------------------------------------------

Note 5
Liquidation of operations

The fund liquidated operations on February 5, 1997. On February 5, 1997, prior to liquidation the net assets were $2,517,232, the number of shares outstanding was 287,027 and the net asset value per share was $8.77. Putnam Management owned 274,634 shares of the fund (95.68% of shares outstanding), valued at $2,408,540.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.


TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Jeanne L. Mockard
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Real Estate Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at the Putnam Investments website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

32135-403 2/97